UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
November 30, 2022
Institutional Floating Rate Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. ROWE PRICE Institutional Floating Rate Fund
HIGHLIGHTS
The Institutional Floating Rate Fund outperformed the benchmark S&P/LSTA Performing Loan Index and the Lipper peer group average for the six months ended November 30, 2022.
Credit selection drove the portfolio’s relative performance during our reporting period, which was especially strong in the financials and information technology segments.
We increased the portfolio’s holdings of high-conviction names among financials while reducing exposure to the health care industry.
We are optimistic that we can continue finding value in the loan market and believe our shareholders will be fairly compensated for remaining invested in the asset class through the challenging macro environment in the year ahead.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Floating Rate Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns
during the first half of your fund’s fiscal year, the six-month period ended November 30, 2022, while rising bond yields
weighed on returns for fixed income investors. Investors
contended with tightening financial conditions and slowing
economic and corporate earnings growth, but hopes that
persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones
Industrial Average recorded positive results and mid-
cap growth stocks also performed well, while most other
benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks
struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally
underperformed shares in developed markets. Meanwhile,
the U.S. dollar strengthened versus most currencies during
the period, which weighed on returns for U.S. investors in
international securities.
Elevated inflation remained a leading concern for investors
throughout the period, although hopes that inflation may
have peaked led to rallies during the summer and again in
November. The October consumer price index report, which
was released in mid-November, was better than expected
and showed price increases easing from recent 40-year highs.
However, the 7.7% year-over-year increase in the headline
inflation number remained well above the Fed’s 2% target.
In response to the high inflation readings, global central banks continued to tighten monetary policy, and investors focused
on communications from central bank officials on how high
rates would have to go. The Federal Reserve delivered four
historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early
November, the highest level since 2008. As our reporting
period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 2.85% at the start of the period to 3.68% at the end of
November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession,
occurred during the period as shorter-maturity Treasuries
experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient
during the period, and overall economic growth turned
positive in the third quarter after two slightly negative
quarters. However, recession fears also grew as corporate
earnings slowed and manufacturing gauges drifted toward
contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, valuations have become more attractive across many market sectors during the downturn, which
provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Floating Rate Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The Institutional Floating Rate Fund returned 1.57% in the six months ended November 30, 2022, outperforming the
benchmark S&P/LSTA Performing Loan Index and the Lipper
peer group average. (Returns for F and Z Class shares varied slightly, reflecting their different fee structures. Past
performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Credit selection drove the portfolio’s relative performance over the last six months, which was especially strong in the
financials and information technology segments. Insurance
brokers, a high-conviction subsector within financials, have been a relative safe haven during uncertain economic times.
HUB International and USI were the portfolio’s top
contributors to relative performance during the period due to a combination of strong fundamentals as well as discounts to par offered on the short end of the loan maturity curve. Both issuers also recently came to the market with new term loans that offered attractive income and original issue discounts to par. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the
portfolio.)
Applied Systems, a broker management systems software
company, was a leading contributor in the information
technology segment. As a provider of software for the
insurance brokerage space, Applied Systems has a recurring
revenue base, generates solid free cash, and has posted high-
single-digit topline growth. A short-maturity term loan that was extended and given a higher coupon during our reporting
period bolstered the performance of our investment in the
issuer.
The portfolio’s overweight in the airlines segment added value, with our positions in United Airlines and American Airlines
being notable contributors. Consumers’ willingness to spend
on experiences and travel was a boon to the airlines industry as people continued to venture out in greater numbers over the past six months.
Our emphasis on downside risk management amid portfolio
construction decisions was another important driver of relative performance. The investment team’s bottom-up fundamental
research enabled us to avoid exposure to troubled credits that traded significantly lower during the period. Notable examples of issuers we avoided that experienced weakness include
broadband infrastructure services provider Zayo Group,
telecommunications company Mitel Networks, and Envision
Healthcare, a health care company that provides physician
services and operates ambulatory surgery centers.
Our investment in Asurion—the leading provider of mobile
device protection services—detracted during the company’s
transition from an account that was lost due to an acquisition of the client. Although we slightly reduced the portfolio’s
exposure to Asurion ahead of the account transition, we are
optimistic about the company’s prospects for EBITDA growth
and deleveraging over the next two years.
Shutterfly—an online retailer of personalized products
including cards, stationary, calendars, and photo books—
weighed on relative results, even though we had completely
exited that position by the end of November. The issuer’s
underperformance was partly due to consumers scaling back
on discretionary spending, particularly in areas such as home
décor. But the most meaningful negative development in terms of our investment thesis was that Shutterfly’s Lifetouch
division—its school photography business—did not rebound
as quickly as we had expected once students returned to
classrooms after coronavirus pandemic lockdowns were eased.
In our view, Shutterfly’s cuts in that area of its business during the health crisis may have caused some loss of market share on the other side.
Significant cost inflation has been a drag on the health care segment’s performance. The inability to pass higher prices
through to end customers and labor cost inflation due to a
shortage of qualified workers were among the primary factors that contributed to the underperformance of our investments
in health care services providers MyEyeDr. and National
Mentor.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Institutional Floating Rate Fund 1.57%
Institutional Floating Rate Fund–F Class 1.39
Institutional Floating Rate Fund–Z Class 1.85
S&P/LSTA Performing Loan Index 1.46
Lipper Loan Participation Funds Average 0.45

T. ROWE PRICE Institutional Floating Rate Fund

How is the fund positioned?
Although many industries experienced labor shortages and
cost inflation in 2022, these issues appeared to be somewhat more acute in the health care space. We reduced the portfolio’s allocation to health care by just over 300 basis points (100 basis points equals 1.00%).
The reduction in our energy sector weighting was primarily
the result of some positions being repaid. For example,
Permian Basin-based midstream natural gas processors
EagleClaw and Caprock—portfolio holdings that were solid
contributors after strongly rebounding from performance
challenges during the pandemic—merged with midstream
player Altus earlier this year to create a new public company.
We also had a significant position in midstream services
provider Lucid Energy, which was purchased by midstream
energy infrastructure corporation Targa Resources, an
investment-grade issuer. Although the pool of potential
investments has declined, we continue to research
opportunities in the energy sector.
We augmented the portfolio’s allocation to the financials
segment by roughly 300 basis points over the last six months.
Specifically, we added to our holdings in several insurance
brokers—including Acrisure, Alliant, HUB International, USI, and Navacord—as we became more confident in the durability
of their performance through challenging market
environments.
Throughout 2022, consumers demonstrated a greater
willingness to spend on experiences and travel, and we
endeavored to position the portfolio accordingly. In the
entertainment and leisure segment, for example, we increased our investments in names—such as leading theme park and
entertainment company SeaWorld Parks & Entertainment—
that have been the beneficiaries of consumers’ preference for experiential spending.
What is portfolio management’s outlook?
We have become slightly more cautious in our macro
expectations due to the far-reaching impact of the Russia-
Ukraine conflict and stubborn inflation. The unprecedented
pace of the Federal Reserve’s interest rate hikes in 2022 has led to concerns about flagging economic growth and the potential for recession. Against this backdrop, we believe the loan
default rate—up from near zero earlier this year—could
approach or even slightly surpass its long-term average over the next 12 to 24 months.
Leveraged loans outperformed most other fixed income
segments over the past year due to their senior secured status and unique floating rate feature, which reset coupons higher alongside the Fed’s rate increases. We are optimistic that we can continue finding value in the loan market and believe our shareholders will be fairly compensated for remaining invested in the asset class through the challenging macro environment in the year ahead.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
5/31/22 11/30/22
BBB/BB Rated and Above 2.6% 2.5%
BB Rated 8.5  11.4
BB/B Rated 9.4  9.0
B Rated 59.7  55.2
B/CCC Rated 0.8  1.0
CCC Rated and Below 10.1  10.8
Equities 0.2  0.2
Not Rated 2.6  3.0
Short-Term Holdings 6.1  6.9
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-
rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.

T. ROWE PRICE Institutional Floating Rate Fund

RISKS OF INVESTING IN FLOATING RATE LOAN FUNDS
Floating rate loans are subject to credit risk, the chance that any fund holding could have its credit rating downgraded or
that an issuer will default (fail to make timely payments of interest or principal), and liquidity risk, the chance that the fund may not be able to sell loans or securities at desired
prices, potentially reducing the fund’s income level and share price. Like bond funds, this fund is exposed to interest rate risk, but credit and liquidity risks may often be more
important.
The loans in which the fund invests are often referred to as
“leveraged loans.” In many cases, leveraged loans are issued in connection with recapitalizations, acquisitions, leveraged
buyouts, and refinancings. Companies issuing leveraged loans typically have a below investment-grade credit rating or may not be rated by a major credit rating agency. Leveraged loan funds could have greater price declines than funds that invest primarily in high-quality bonds, so the securities are usually considered speculative investments.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report were supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
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not responsible for any errors or omissions (negligent or
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from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
Note: The S&P/LSTA Performing Loan Index is a product of
S&P Dow Jones Indices LLC, a division of S&P Global, or its
affiliates (“SPDJI”) and has been licensed for use by T. Rowe
Price. Standard &  Poor’s
®
and S&P
®
 are registered
trademarks of Standard & Poor’s Financial Services LLC, a
division of S&P (“S&P”); Dow Jones
®
is a registered trademark
of Dow Jones Trademark Holdings LLC (“Dow Jones”);
T. Rowe Price is not sponsored, endorsed, sold or promoted by
SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the
advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the
S&P/LSTA Performing Loan Index.

T. ROWE PRICE Institutional Floating Rate Fund

TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/22
UKG 3.2%
Hub International 3.2
PetVet Care Centers 2.0
United Airlines 1.9
Applied Systems 1.9
Epicor Software 1.8
Filtration Group 1.8
Gainwell 1.8
UFC 1.7
American Airlines 1.7
Acrisure 1.7
Asurion 1.6
USI 1.5
AssuredPartners 1.4
Alliant Holdings 1.4
Sedgwick CMS 1.3
Internet Brands 1.3
CDK Global 1.2
Ascend Learning 1.2
Duravant 1.1
RealPage 1.0
Cetera 1.0
Pacific Gas & Electric 1.0
Medline Industries 1.0
Inspire Brands 1.0
Total 39.7%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio.
Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Institutional Floating Rate Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL FLOATING RATE FUND
Note: Performance for the Z and F Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class
(Institutional Class) charges no distribution and service (12b-1) fee, F Class shares must be purchased through a financial intermediary and impose no
12b-1 fee but may make administrative fee payments at an annual rate of up to 0.15% of the class’s average daily net assets, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or
administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended
11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Institutional
Floating Rate
Fund -0.33% 3.05% 3.54% – –
Institutional
Floating Rate
Fund–F Class -0.56 2.90 3.42 – –
Institutional
Floating Rate
Fund–Z Class 0.22 – – 4.11% 3/10/20
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional Floating Rate Fund 0.57%
Institutional Floating Rate Fund–F Class 0.68
Institutional Floating Rate Fund–Z Class 0.57
The expense ratio shown is as of the fund's most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Institutional Floating Rate Fund

INSTITUTIONAL FLOATNG RATE FUND
QUARTER-END RETURNS
Beginning
Account
Value
6/1/22
Ending
Account
Value
11/30/22
Expenses
Paid During
Period*
6/1/22 to
11/30/22
Institutional Class
Actual $1,000.00 $1,015.70 $2.88
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.21   2.89
F Class
Actual   1,000.00   1,013.90   3.48
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.61   3.50
Z Class
Actual   1,000.00   1,018.50   0.10
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,024.97   0.10
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Institutional Class
was 0.57%, the
2
F Class was 0.69%, and the
3
Z Class was 0.02%.
Periods
Ended
9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Institutional
Floating Rate
Fund -2.72% 2.68% 3.39% – –
Institutional
Floating Rate
Fund–F Class -2.83 2.55 3.27 – –
Institutional
Floating Rate
Fund–Z Class -2.19 – – 3.34% 3/10/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
t
Institutional Class
. 6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9.34 $ 9.77 $ 9.30 $ 9.84 $ 9.98 $ 10.07
Investment activities
Net investment income
(1)(2)
0.28 0.39 0.40 0.47 0.52 0.44
Net realized and unrealized gain/
loss (0.14) (0.43) 0.47 (0.55) (0.14) (0.09)
Total from investment activities 0.14 (0.04) 0.87 (0.08) 0.38 0.35
Distributions
Net investment income (0.28) (0.39) (0.40) (0.46) (0.52) (0.44)
NET ASSET VALUE
End of period $ 9.20 $ 9.34 $ 9.77 $ 9.30 $ 9.84 $ 9.98
Ratios/Supplemental Data
Total return
(2)(3)
1.57% (0.52)% 9.46% (0.83)% 3.97% 3.59%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.57%
(4)
0.57% 0.58% 0.58% 0.57% 0.57%
Net expenses after waivers/
payments by Price Associates 0.57%
(4)
0.57% 0.58% 0.58% 0.57% 0.57%
Net investment income 6.11%
(4)
3.98% 4.12% 4.87% 5.25% 4.42%
Portfolio turnover rate 15.2% 45.5% 62.6% 72.6% 58.8% 53.8%
Net assets, end of period (in millions) $ 4,456 $ 5,990 $ 3,505 $ 1,704 $ 3,376 $ 4,904
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
F Class
. 6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9.34 $ 9.76 $ 9.29 $ 9.83 $ 9.98 $ 10.06
Investment activities
Net investment income
(1)(2)
0.28 0.38 0.39 0.46 0.51 0.43
Net realized and unrealized gain/
loss (0.15) (0.43) 0.46 (0.55) (0.15) (0.08)
Total from investment activities 0.13 (0.05) 0.85 (0.09) 0.36 0.35
Distributions
Net investment income (0.28) (0.37) (0.38) (0.45) (0.51) (0.43)
NET ASSET VALUE
End of period $ 9.19 $ 9.34 $ 9.76 $ 9.29 $ 9.83 $ 9.98
Ratios/Supplemental Data
Total return
(2)(3)
1.39% (0.54)% 9.33% (0.95)% 3.74% 3.56%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69%
(4)
0.68% 0.72% 0.70% 0.69% 0.69%
Net expenses after waivers/
payments by Price Associates 0.69%
(4)
0.68% 0.72% 0.70% 0.69% 0.69%
Net investment income 5.98%
(4)
3.88% 4.01% 4.73% 5.14% 4.30%
Portfolio turnover rate 15.2% 45.5% 62.6% 72.6% 58.8% 53.8%
Net assets, end of period (in millions) $ 555 $ 739 $ 622 $ 372 $ 488 $ 615
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. 6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/10/20
(1)
Through
5/31/20 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9.34 $ 9.77 $ 9.30 $ 9.45
Investment activities
Net investment income
(2)(3)
0.30 0.44 0.45 0.10
Net realized and unrealized gain/loss (0.13) (0.43) 0.47 (0.15)
Total from investment activities 0.17 0.01 0.92 (0.05)
Distributions
Net investment income (0.31) (0.44) (0.45) (0.10)
NET ASSET VALUE
End of period $ 9.20 $ 9.34 $ 9.77 $ 9.30
Ratios/Supplemental Data
Total return
(3)(4)
1.85% 0.02% 10.06% (0.46)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.57%
(5)
0.57% 0.59% 0.57%
(5)
Net expenses after waivers/payments by Price Associates 0.02%
(5)
0.02% 0.04% 0.02%
(5)
Net investment income 6.50%
(5)
4.51% 4.68% 5.21%
(5)
Portfolio turnover rate 15.2% 45.5% 62.6% 72.6%
Net assets, end of period (in thousands) $ 48,277 $ 294,390 $ 637,991 $ 666,099
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.4% (1)
Aerospace & Defense 1.1%
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 7.844%, 7/2/29  7,290 7,235
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 4/6/26  13,140 12,611
Peraton, FRN, 1M USD LIBOR +
3.75%, 7.821%, 2/1/28  7,043 6,867
Peraton, FRN, 1M USD LIBOR +
7.75%, 11.654%, 2/1/29  6,170 5,856
Spirit AeroSystems, FRN, 1M TSFR +
4.50%, 8.629%, 11/23/27  (2) 13,980 13,794
TransDigm, FRN, 1M USD LIBOR +
2.25%, 5.924%, 12/9/25  11,008 10,832
57,195
Airlines 3.7%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 7.46%, 4/20/28  54,355 53,977
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 5.794%, 6/27/25  9,435 8,991
KKR Apple Bidco, FRN, 1M TSFR +
2.75%, 6.821%, 9/22/28  21,914 21,473
KKR Apple Bidco, FRN, 1M USD
LIBOR + 5.75%, 9.821%, 9/21/29  4,115 3,942
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 8.777%, 6/21/27  51,693 53,114
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 6.46%, 10/20/27  12,465 12,630
United Airlines, FRN, 1M USD LIBOR +
3.75%, 8.108%, 4/21/28  35,648 35,151
189,278
Automotive 2.1%
Adient U.S., FRN, 1M USD LIBOR +
3.25%, 7.321%, 4/10/28  4,221 4,163
American Auto Auction Group, FRN,
1M TSFR + 5.00%, 8.553%, 12/30/27  5,443 4,586
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 8.379%, 4/6/28  7,893 7,565
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 7.321%, 4/30/26  7,930 7,793
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 7.682%, 10/4/28  4,341 3,917
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 3.517%, 12/17/28  (3) 10,680 10,146
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 6.58%, 11/2/27  5,415 5,293
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 8.125%,
5/4/28  29,262 28,081
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 7.071%, 2/5/26  34,796 33,118
104,662
Broadcasting 3.7%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 7.915%,
8/21/26  29,741 27,152
CMG Media, FRN, 1M USD LIBOR +
3.50%, 7.571%, 12/17/26  33,963 31,501
Par/Shares $ Value
(Amounts in 000s)
‡
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 6.821%, 1/7/28  24,711 23,978
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 6.768%, 12/1/28  11,196 10,882
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 7.321%, 5/1/26  33,134 30,991
NEP Group, FRN, 3M USD LIBOR +
3.25%, 7.321%, 10/20/25  5,033 4,173
NEP Group, FRN, 3M USD LIBOR +
7.00%, 11.071%, 10/19/26  3,845 3,038
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 9.129%, 4/11/29  (2) 10,400 9,334
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 13.472%, 10/11/29  (3) 9,435 9,152
Univision Communications, FRN, 1M
TSFR + 4.25%, 7.79%, 6/24/29  6,577 6,478
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 3/15/26  5,247 5,149
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 1/31/29  25,248 24,512
186,340
Building Products 0.8%
Chariot Buyer, FRN, 1M USD LIBOR +
3.50%, 7.571%, 11/3/28  12,975 12,127
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.50%, 7.571%, 11/23/27  2,588 2,274
Hunter Douglas, FRN, 1M TSFR +
3.50%, 7.859%, 2/26/29  12,763 11,111
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.25%,
7.266%, 10/15/28  5,122 4,515
SRS Distribution, FRN, 1M TSFR +
3.50%, 7.686%, 6/2/28  2,570 2,456
SRS Distribution, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 6/2/28  6,916 6,631
39,114
Cable Operators 1.0%
Altice France, FRN, 3M USD LIBOR +
4.00%, 8.65%, 8/14/26  20,434 19,685
Altice France, FRN, 3M USD LIBOR +
4.079%, 7.767%, 1/31/26  8,714 8,333
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 9.071%, 8/2/27  15,305 14,637
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.25%, 7.321%, 9/25/26  8,175 7,152
49,807
Chemicals 1.8%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 4.00%, 8.044%,
11/24/27  14,206 13,720
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 11.794%,
11/24/28  6,540 5,908
Avient, FRN, 1M TSFR + 3.25%,
7.344%, 8/29/29  6,559 6,525
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 3.500%, 7.002%, 10/2/28  (4) 11,242 10,013
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 7.00%, 11.071%, 10/1/29  (3) 1,480 1,243

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Eco Services Operations, FRN, 1M
USD LIBOR + 2.50%, 6.915%, 6/9/28  4,236 4,155
LSF11 A5 HoldCo, FRN, 1M TSFR +
3.50%, 7.701%, 10/15/28  12,243 11,827
Nouryon USA, FRN, 1M USD LIBOR +
2.75%, 7.165%, 10/1/25  16,782 16,338
Vibrantz Technologies, FRN, 3M TSFR
+ 4.25%, 8.494%, 4/23/29  7,070 5,923
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 7.438%, 9/22/28  15,884 15,566
91,218
Consumer Products 0.7%
Life Time, FRN, 1M USD LIBOR +
4.75%, 9.485%, 12/16/24  6,144 6,099
Olaplex, FRN, 1M TSFR + 3.50%,
7.198%, 2/23/29  (3) 23,325 22,159
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 11.602%, 3/22/26  (3) 3,766 3,653
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 12.174%, 12/30/26  (3) 5,146 4,811
36,722
Container 0.9%
Charter Next Generation, FRN, 1M
USD LIBOR + 3.75%, 7.821%, 12/1/27  46,925 45,656
45,656
Energy 1.4%
Brazos Delaware II, FRN, 3M USD
LIBOR + 4.00%, 7.939%, 5/21/25  8,506 8,449
CQP Holdco, FRN, 1M USD LIBOR +
3.75%, 7.424%, 6/5/28  6,899 6,800
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 8.511%, 9/19/29  10,140 10,134
Medallion Midland Acquisition, FRN,
1M USD LIBOR + 3.75%, 7.424%,
10/18/28  24,070 23,785
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 8.821%, 3/11/26  20,845 20,145
Southwestern Energy, FRN, 1M TSFR
+ 2.50%, 6.203%, 6/22/27  2,855 2,816
72,129
Entertainment & Leisure 5.2%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 6.768%, 3/10/28  (3) 24,705 24,520
AMC Entertainment Holdings, FRN, 3M
USD LIBOR + 3.00%, 6.859%, 4/22/26  10,359 5,753
Delta 2, FRN, 1M TSFR + 3.25%,
7.379%, 1/15/30  (2) 34,583 34,399
Motion Finco, FRN, 1M USD LIBOR +
3.25%, 6.924%, 11/12/26  (2) 11,025 10,598
Pug, FRN, 1M USD LIBOR + 4.25%,
8.321%, 2/13/27  (3) 16,606 14,198
SeaWorld Parks & Entertainment, FRN,
1M USD LIBOR + 3.00%, 7.125%,
8/25/28  45,223 44,291
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 6.915%, 1/23/25  9,256 8,926
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 7.11%, 4/29/26  (2) 89,138 87,517
Par/Shares $ Value
(Amounts in 000s)
‡
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 6.83%, 5/18/25  33,300 32,366
262,568
Financial 13.1%
Acrisure, FRN, 1M TSFR + 5.75%,
9.879%, 2/15/27  (3) 26,710 26,443
Acrisure, FRN, 1M USD LIBOR +
3.50%, 7.571%, 2/15/27  8,728 8,156
Acrisure, FRN, 1M USD LIBOR +
3.75%, 7.821%, 2/15/27  17,746 16,725
Acrisure, FRN, 1M USD LIBOR +
4.25%, 8.321%, 2/15/27  19,120 18,331
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 8.571%, 7/31/26  4,287 4,163
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 5/9/25  23,847 23,366
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 7.439%, 11/5/27  40,317 39,082
Allspring Buyer, FRN, 1M TSFR +
3.75%, 7.303%, 11/1/28  1,775 1,752
Allspring Buyer, FRN, 3M USD LIBOR
+ 3.00%, 6.688%, 11/1/28  3,526 3,474
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 7.544%, 3/11/28  (3) 3,645 3,390
Apollo Commercial Real Estate
Finance, FRN, 3M USD LIBOR +
2.75%, 6.821%, 5/15/26  (3) 2,147 2,039
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 8.436%, 10/1/25  45,377 44,027
Armor Holdco, FRN, 1M USD LIBOR +
4.50%, 8.174%, 12/11/28  3,635 3,576
AssuredPartners, FRN, 1M TSFR +
3.50%, 7.586%, 2/12/27  23,281 22,336
AssuredPartners, FRN, 1M TSFR +
4.25%, 8.379%, 2/13/27  (2) 9,740 9,551
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 2/12/27  21,783 20,896
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 2/12/27  8,159 7,834
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.50%, 7.586%, 5/9/29  (3) 5,535 5,410
Citadel Securities, FRN, 1M TSFR +
3.00%, 7.201%, 2/2/28  6,040 5,991
Citco Funding, FRN, 1M TSFR +
3.50%, 7.581%, 4/27/28  (3) 6,415 6,359
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.60%, 8.396%, 8/9/26  5,616 5,525
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%,
7.571%, 4/7/28  5,313 5,063
Edelman Financial Engines Center,
FRN, 3M USD LIBOR + 6.75%,
10.821%, 7/20/26  9,144 8,224
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 7.821%, 2/24/25  (3) 9,181 8,906
Focus Financial Partners, FRN, 1M
TSFR + 3.25%, 7.379%, 6/30/28  (2) 15,165 14,909
Focus Financial Partners, FRN, 1M
USD LIBOR + 2.50%, 6.586%, 6/30/28  4,252 4,120

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 8.278%, 4/21/28  2,165 2,018
HUB International, FRN, 1M TSFR +
4.00%, 8.129%, 10/31/29  15,685 15,430
HUB International, FRN, 1M USD
LIBOR + 3.00%, 7.326%, 4/25/25  9,232 9,050
HUB International, FRN, 1M USD
LIBOR + 3.25%, 7.527%, 4/25/25  127,022 124,836
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 8.813%, 3/27/28 (CAD)  19,658 13,555
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 8.813%, 3/27/28 (CAD)  6,440 4,440
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
7.50%, 12.063%, 3/26/29 (CAD)  (3) 5,949 4,002
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 7.438%, 9/1/27  (3) 5,034 4,972
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 7.821%, 11/9/26  2,661 2,545
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 10.321%, 11/5/29  5,240 4,856
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 7.186%, 9/1/27  6,215 6,167
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
3.75%, 7.821%, 9/3/26  18,518 18,075
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
4.25%, 8.321%, 9/3/26  9,448 9,289
Sedgwick Claims Management
Services, FRN, 3M USD LIBOR +
3.25%, 7.321%, 12/31/25  41,614 40,429
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 7.321%,
7/26/26  (3) 1,609 1,589
Tegra118 Wealth Solutions, FRN, 1M
USD LIBOR + 4.00%, 7.911%, 2/18/27  5,885 5,562
USI, FRN, 1M TSFR + 3.75%, 7.561%,
11/16/29  (2) 45,495 44,707
USI, FRN, 1M USD LIBOR + 3.25%,
6.924%, 12/2/26  20,415 20,061
VFH Parent, FRN, 1M TSFR + 3.00%,
7.011%, 1/13/29  11,157 10,822
662,053
Food 1.7%
Naked Juice, FRN, 1M TSFR + 6.10%,
9.653%, 1/20/30  19,462 16,908
Naked Juice, FRN, 3M TSFR + 3.25%,
6.903%, 1/20/29  8,392 7,888
Primary Products Finance, FRN,
1M USD LIBOR + 4.15%, 6.227%,
10/22/28  9,579 9,360
Simply Good Foods USA, FRN, 1M
TSFR + 3.25%, 7.72%, 7/7/24  8,241 8,220
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 7.174%, 3/31/28  9,751 8,970
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 7.315%, 12/21/27  12,542 11,789
Par/Shares $ Value
(Amounts in 000s)
‡
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 10.815%, 12/21/28  24,491 22,042
85,177
Gaming 1.3%
Caesars Resort Collection, FRN, 1M
USD LIBOR + 3.50%, 7.571%, 7/21/25  15,077 14,960
Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 6.821%,
12/23/24  7,050 6,996
Great Canadian Gaming, FRN, 1M
USD LIBOR + 4.00%, 7.602%, 11/1/26  12,653 12,385
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 8.321%, 12/11/28  8,744 8,459
Playtika Holding, FRN, 1M USD LIBOR
+ 2.75%, 6.821%, 3/13/28  5,182 5,044
Scientific Games Holdings, FRN, 1M
TSFR + 3.50%, 7.097%, 2/4/29  9,275 8,846
Scientific Games International, FRN,
1M TSFR + 3.00%, 6.896%, 4/14/29  10,468 10,250
66,940
Health Care 12.9%
AthenaHealth Group, FRN, 1M TSFR +
3.911%, 7.194%, 2/15/29  (4) 47,789 43,536
Auris Luxembourg III, FRN, 3M USD
LIBOR + 3.75%, 8.676%, 2/27/26  10,982 9,683
Azalea Topco, FRN, 1M TSFR + 3.75%,
7.936%, 7/24/26  8,455 7,800
Azalea Topco, FRN, 1M USD LIBOR +
3.50%, 7.571%, 7/24/26  21,637 19,987
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 7.821%, 7/24/26  (3) 16,278 15,505
CAB SELAS, FRN, 3M EURIBOR +
3.00%, 4.742%, 2/9/28 (EUR)  3,425 3,252
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 9/29/28  3,888 3,807
Diacine France, FRN, 3M EURIBOR +
3.50%, 4.693%, 12/13/24 (EUR)  2,470 2,551
Embecta, FRN, 1M TSFR + 3.00%,
6.553%, 3/30/29  11,322 10,876
Eyecare Partners, FRN, 1M USD
LIBOR + 6.75%, 10.424%, 11/15/29  1,200 984
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 7.674%, 10/1/27  90,137 87,793
Heartland Dental, FRN, 1M TSFR +
5.00%, 8.553%, 9/29/28  7,481 6,958
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 8.044%, 4/30/25  13,572 12,561
Heartland Dental, FRN, 3M USD
LIBOR + 3.75%, 7.821%, 4/30/25  8,289 7,647
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.250%, 5.938%, 7/3/28  13,930 13,852
ICU Medical, FRN, 1M TSFR + 2.25%,
6.007%, 1/8/29  8,017 7,697
Insulet, FRN, 1M USD LIBOR + 3.25%,
7.321%, 5/4/28  43,026 42,246
Maravai Intermediate Holdings, FRN,
1M TSFR + 3.00%, 6.955%, 10/29/27  34,599 33,950
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 8.321%, 8/31/26  8,954 7,595

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 12.321%, 8/30/27  9,640 7,182
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 7.321%, 10/23/28  46,264 43,887
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 10.93%, 3/2/29  13,020 8,593
Netsmart, FRN, 1M USD LIBOR +
4.00%, 8.071%, 10/1/27  4,229 4,057
Organon, FRN, 1M USD LIBOR +
3.00%, 6.188%, 6/2/28  7,754 7,669
Padagis, FRN, 1M USD LIBOR +
4.75%, 8.491%, 7/6/28  (3) 4,258 3,556
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 7.424%, 3/31/27  14,867 13,036
PetVet Care Centers, FRN, 1M TSFR +
5.00%, 9.00%, 2/14/25  19,232 18,238
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 2/14/25  56,566 52,253
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 6.821%, 2/14/25  2,878 2,650
PetVet Care Centers, FRN, 3M USD
LIBOR + 3.25%, 7.321%, 2/14/25  3,247 2,995
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 10.321%, 2/13/26  27,663 25,842
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.25%, 7.321%, 11/15/28  22,859 21,953
Phoenix Newco, FRN, 3M USD LIBOR
+ 6.50%, 10.571%, 11/15/29  26,130 24,562
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 3/10/28  13,259 12,582
SAM Bidco, FRN, 1M USD LIBOR +
3.25%, 6.924%, 12/13/24  3,245 3,083
Select Medical, FRN, 3M USD LIBOR +
2.50%, 6.58%, 3/6/25  5,856 5,741
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 8.071%, 10/5/27  10,940 10,498
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.75%, 7.424%, 10/1/26  8,287 7,860
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 7.63%, 8/31/26  20,271 19,865
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 8.071%, 10/22/26  18,949 18,570
652,952
Information Technology 11.7%
Applied Systems, FRN, 1M TSFR +
4.50%, 8.311%, 9/19/26  (2) 4,300 4,272
Applied Systems, FRN, 1M USD LIBOR
+ 3.00%, 6.674%, 9/19/24  (2) 47,271 47,083
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 9.174%, 9/19/25  41,948 41,528
AppLovin, FRN, 3M USD LIBOR +
3.00%, 6.674%, 10/25/28  9,693 9,076
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 7.821%, 10/2/25  20,457 19,595
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 9.571%, 2/27/26  5,045 4,628
CCC Intelligent Solutions, FRN, 3M
USD LIBOR + 2.25%, 6.321%, 9/21/28  4,589 4,511
Central Parent, FRN, 1M TSFR +
4.50%, 8.112%, 6/9/29  60,400 59,625
Par/Shares $ Value
(Amounts in 000s)
‡
ConnectWise, FRN, 1M USD LIBOR +
3.50%, 7.174%, 9/29/28  8,365 8,018
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 8.321%, 5/13/27  3,543 3,422
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 9.336%, 12/1/28  7,620 6,453
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 7.424%, 11/9/27  16,733 16,090
Entegris, FRN, 1M TSFR + 3.00%,
5.948%, 7/6/29  11,080 10,977
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 7.321%, 7/30/27  77,661 74,910
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 11.821%, 7/31/28  16,791 16,560
Go Daddy Operating, FRN, 1M TSFR +
3.25%, 7.336%, 11/9/29  (2) 6,630 6,606
Hyland Software, FRN, 1M USD LIBOR
+ 3.500%, 7.571%, 7/1/24  8,020 7,895
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 10.321%, 7/7/25  23,131 21,815
Infinite Bidco, FRN, 1M USD LIBOR +
3.25%, 6.924%, 3/2/28  4,254 4,062
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 10.674%, 3/2/29  7,387 6,760
Magnite, FRN, 1M USD LIBOR +
5.00%, 9.10%, 4/28/28  4,933 4,621
McAfee, FRN, 1M TSFR + 3.75%,
7.636%, 3/1/29  15,772 14,954
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 7.821%, 9/13/24  30,410 29,555
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 10.649%, 2/23/29  24,520 21,976
MH Sub I, FRN, 3M USD LIBOR +
3.75%, 7.821%, 9/13/24  12,385 12,040
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 7.674%, 12/17/27  2,651 2,469
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 6.32%, 8/31/28  4,010 3,853
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 9.32%, 8/31/29  6,200 5,921
RealPage, FRN, 1M USD LIBOR +
3.00%, 7.071%, 4/24/28  28,513 27,248
RealPage, FRN, 1M USD LIBOR +
6.50%, 10.571%, 4/23/29  26,415 25,276
Sophia, FRN, 1M TSFR + 4.25%,
8.336%, 10/7/27  13,448 13,045
Sophia, FRN, 1M USD LIBOR + 3.50%,
7.174%, 10/7/27  32,523 31,295
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 8.571%, 8/11/28  4,351 4,232
Storable, FRN, 1M TSFR + 3.50%,
7.408%, 4/17/28  4,013 3,824
Tenable, FRN, 1M USD LIBOR +
2.75%, 7.165%, 7/7/28  2,173 2,108
TIBCO Software, FRN, 3M TSFR +
4.50%, 7.634%, 3/30/29  9,010 8,167
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 8.235%, 4/4/25  4,919 4,907
589,377

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 8.689%, 2/2/26  8,864 8,354
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 7.821%, 2/2/26  13,756 12,793
Four Seasons Hotels, FRN, 1M TSFR +
3.25%, 7.379%, 11/30/29  (2) 2,555 2,550
Playa Resorts Holding, FRN, 1M TSFR
+ 4.25%, 8.061%, 11/22/28  (2) 4,790 4,645
RHP Hotel Properties, FRN, 1M USD
LIBOR + 2.00%, 6.08%, 5/11/24  2,705 2,695
31,037
Manufacturing 3.8%
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 3.75%, 7.424%,
5/19/28  26,014 25,128
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 6.50%, 10.174%,
5/21/29  11,047 10,168
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.00%, 9.674%,
5/21/29  21,811 20,100
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 10/21/28  36,427 35,452
Filtration Group, FRN, 3M EURIBOR +
3.50%, 4.992%, 3/31/25 (EUR)  5,445 5,454
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 7.071%, 3/31/25  (2) 50,999 50,279
LTI Holdings, FRN, 1M USD LIBOR +
4.50%, 8.654%, 7/24/26  1,852 1,749
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 8.821%, 7/24/26  2,401 2,279
LTI Holdings, FRN, 3M USD LIBOR +
3.50%, 7.571%, 9/6/25  848 798
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 10.821%, 9/6/26  9,853 7,981
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 6.815%, 6/21/28  7,385 7,002
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 8.038%, 8/31/28  13,402 13,073
SRAM, FRN, 1M USD LIBOR + 2.75%,
6.821%, 5/18/28  10,601 10,376
189,839
Metals & Mining 0.1%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 7.509%, 10/12/28  (3) 6,476 5,925
5,925
Restaurants 1.7%
Dave & Buster's, FRN, 1M TSFR +
5.00%, 9.188%, 6/29/29  20,964 20,770
IRB Holding, FRN, 1M TSFR + 3.00%,
7.284%, 12/15/27  13,284 12,767
IRB Holding, FRN, 1M USD LIBOR +
2.75%, 6.821%, 2/5/25  36,774 36,078
MIC Glen, FRN, 1M USD LIBOR +
6.75%, 10.821%, 7/20/29  3,945 3,570
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 2/5/27  4,501 4,312
Par/Shares $ Value
(Amounts in 000s)
‡
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 11.571%, 2/4/28  8,557 7,746
85,243
Retail 1.1%
At Home Group, FRN, 1M USD LIBOR
+ 4.00%, 7.743%, 7/24/28  5,937 4,702
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 7.239%, 11/8/27  15,877 15,344
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 10.489%, 11/6/28  5,985 5,636
Petco Health & Wellness, FRN, 1M
USD LIBOR + 3.25%, 6.924%, 3/3/28  5,964 5,773
PetSmart, FRN, 1M USD LIBOR +
3.75%, 7.82%, 2/11/28  27,461 26,353
57,808
Satellites 1.1%
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 6.571%, 11/4/26  38,042 37,677
Maxar Technologies, FRN, 1M TSFR +
4.25%, 8.436%, 6/14/29  8,666 8,329
Xplornet Communications, FRN, 1M
USD LIBOR + 4.00%, 8.071%, 10/2/28  7,775 6,317
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 11.071%,
10/1/29  (3) 6,965 5,224
57,547
Services 9.2%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 8.284%,
10/28/27  9,410 7,549
AG Group Holdings, FRN, 1M TSFR +
6.38%, 8.094%, 12/29/28  (3) 7,956 7,717
Albion Acquisitions, FRN, 1M USD
LIBOR + 5.25%, 9.575%, 8/17/26  13,694 12,932
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 7.821%, 5/12/28  3,941 3,720
Anticimex Global, FRN, 1M USD
LIBOR + 3.50%, 8.235%, 11/16/28  (3) 5,581 5,400
Anticimex Global, FRN, 1M USD
LIBOR + 4.00%, 8.735%, 11/16/28  (3) 4,063 3,941
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 12/11/28  24,236 22,896
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 9.821%, 12/10/29  41,876 35,490
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 7.071%, 10/30/26  3,260 3,201
Ceridian HCM Holding, FRN, 1M USD
LIBOR + 2.50%, 6.571%, 4/30/25  (2) 4,117 4,019
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 10.625%, 6/4/29  16,720 11,349
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.75%,
7.821%, 3/31/28  7,356 7,034
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
10.821%, 3/30/29  4,240 3,731
Dun & Bradstreet, FRN, 1M USD
LIBOR + 3.25%, 7.294%, 2/6/26  5,185 5,110
EG America, FRN, 1M USD LIBOR +
4.25%, 7.924%, 3/31/26  7,467 6,821

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EG America, FRN, 3M USD LIBOR +
4.00%, 7.674%, 2/7/25  15,300 13,944
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR)  15,250 13,542
GFL Environmental, FRN, 1M USD
LIBOR + 3.00%, 7.415%, 5/30/25  22,257 22,202
Loyalty Ventures, FRN, 1M USD LIBOR
+ 4.50%, 8.571%, 11/3/27  4,155 1,641
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.50%, 7.96%, 12/22/27  (3) 8,076 7,551
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%,
6.505%, 9/23/26  1,849 1,821
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 7.571%, 5/30/26  5,679 5,466
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 7.571%, 6/1/26  3,249 3,136
Renaissance Holdings, FRN, 1M TSFR
+ 4.50%, 8.294%, 4/1/27  10,118 9,732
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 7.321%, 5/30/25  10,440 9,983
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 11.071%, 5/29/26  4,275 4,050
Sabre GLBL, FRN, 1M TSFR + 4.25%,
8.436%, 6/30/28  6,869 6,388
Sabre GLBL, FRN, 1M TSFR + 5.00%,
9.186%, 6/30/28  7,415 6,933
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 8.071%, 5/12/28  5,487 5,218
Staples, FRN, 3M USD LIBOR + 5.00%,
7.782%, 4/16/26  18,272 16,264
TK Elevator U.S. Newco, FRN, 6M USD
LIBOR + 3.50%, 6.871%, 7/30/27  12,631 12,094
TruGreen, FRN, 1M USD LIBOR +
4.00%, 8.071%, 11/2/27  1,525 1,355
TruGreen, FRN, 1M USD LIBOR +
8.50%, 12.915%, 11/2/28  (3) 13,577 11,201
UKG, FRN, 1M USD LIBOR + 3.25%,
6.998%, 5/4/26  54,074 52,159
UKG, FRN, 1M USD LIBOR + 5.25%,
8.998%, 5/3/27  119,805 109,622
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 7.571%, 5/12/28  4,367 4,180
USIC Holdings, FRN, 1M USD LIBOR +
6.50%, 10.571%, 5/14/29  7,445 6,973
466,365
Utilities 2.9%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 7.836%, 8/1/25  17,530 17,393
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 6.821%, 8/1/25  12,996 12,743
Covanta Holding, FRN, 1M USD LIBOR
+ 2.50%, 6.586%, 11/30/28  6,858 6,715
Exgen Renewables IV, FRN, 3M USD
LIBOR + 2.50%, 7.24%, 12/15/27  15,243 15,088
PG&E, FRN, 1M USD LIBOR + 3.00%,
7.125%, 6/23/25  50,654 49,820
Pike, FRN, 1M TSFR + 3.50%, 7.586%,
1/21/28  4,890 4,826
Par/Shares $ Value
(Amounts in 000s)
‡
Pike, FRN, 1M USD LIBOR + 3.00%,
7.08%, 1/21/28  14,444 14,148
TerraForm Power Operating, FRN, 1M
TSFR + 2.75%, 6.303%, 5/30/29  24,962 24,765
145,498
Wireless Communications 1.8%
Asurion, FRN, 1M TSFR + 4.00%,
7.653%, 8/19/28  8,425 7,368
Asurion, FRN, 1M USD LIBOR +
3.00%, 7.071%, 11/3/24  8,205 7,854
Asurion, FRN, 1M USD LIBOR +
3.25%, 7.321%, 12/23/26  10,889 9,510
Asurion, FRN, 1M USD LIBOR +
3.25%, 7.321%, 7/31/27  6,257 5,410
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.321%, 1/31/28  (2) 19,110 14,696
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.321%, 1/20/29  (2) 48,065 36,810
CCI Buyer, FRN, 1M TSFR + 4.00%,
7.553%, 12/17/27  7,310 7,056
88,704
Total Bank Loans (Cost $4,500,568) 4,319,154
CONVERTIBLE PREFERRED STOCKS 0.2%
Energy 0.1%
NuStar Energy, VR, 10.75%  (5)(6) 140 4,132
4,132
Insurance 0.0%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,856  (7)(8) 3 2,719
2,719
Utilities 0.1%
American Electric Power, 6.125%,
8/15/23  57 3,041
3,041
Total Convertible Preferred Stocks
(Cost $9,345) 9,892
CORPORATE BONDS 7.3%
Aerospace & Defense 0.2%
TransDigm, 8.00%, 12/15/25  (5) 11,125 11,292
11,292
Airlines 0.5%
American Airlines, 5.75%, 4/20/29  (5) 4,605 4,271
American Airlines, 11.75%, 7/15/25  (5) 14,220 15,713
Mileage Plus Holdings, 6.50%,
6/20/27  (5) 2,822 2,807
United Airlines, 4.625%, 4/15/29  (5) 3,385 2,996
25,787
Automotive 1.0%
Ford Motor Credit, 4.063%, 11/1/24  5,915 5,686
Ford Motor Credit, 5.584%, 3/18/24  5,635 5,567
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.164%, 10/15/26  (5) 39,265 37,498
48,751

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Banking 0.1%
Morgan Stanley, FRN, SOFR + 1.165%,
4.844%, 4/17/25  7,040 6,977
6,977
Broadcasting 0.4%
Clear Channel Outdoor Holdings,
5.125%, 8/15/27  (5) 5,915 5,102
iHeartCommunications, 5.25%,
8/15/27  (5) 1,075 951
Neptune Bidco U.S., 9.29%,
4/15/29  (5) 3,950 3,758
Townsquare Media, 6.875%, 2/1/26  (5) 9,330 8,630
18,441
Cable Operators 0.4%
Altice France Holding, 10.50%,
5/15/27  (5) 13,845 10,937
Radiate Holdco, 4.50%, 9/15/26  (5) 13,730 11,396
22,333
Chemicals 0.2%
Avient, 5.75%, 5/15/25  (5) 5,060 4,908
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK)  (5)(9) 4,922 3,544
8,452
Energy 0.2%
NGL Energy Operating, 7.50%,
2/1/26  (5) 6,335 5,701
Tallgrass Energy Partners, 6.00%,
3/1/27  (5) 665 632
Tallgrass Energy Partners, 7.50%,
10/1/25  (5) 1,095 1,109
7,442
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27  (5) 2,800 2,695
Cedar Fair, 5.50%, 5/1/25  (5) 5,060 4,984
Cinemark USA, 8.75%, 5/1/25  (5) 3,100 3,154
10,833
Financial 1.3%
Acrisure, 7.00%, 11/15/25  (5) 2,815 2,622
Acrisure, 10.125%, 8/1/26  (5) 10,995 10,775
Advisor Group Holdings, 10.75%,
8/1/27  (5) 4,345 4,421
AG Issuer, 6.25%, 3/1/28  (5) 5,310 4,958
AG TTMT Escrow Issuer, 8.625%,
9/30/27  (5) 3,590 3,617
Alliant Holdings Intermediate, 6.75%,
10/15/27  (5) 3,035 2,792
Aretec Escrow Issuer, 7.50%,
4/1/29  (5) 8,930 7,256
AssuredPartners, 7.00%, 8/15/25  (5) 2,622 2,517
GTCR AP Finance, 8.00%, 5/15/27  (5) 6,305 6,084
HUB International, 7.00%, 5/1/26  (5) 9,970 9,858
Ryan Specialty Group, 4.375%,
2/1/30  (5) 895 765
USI, 6.875%, 5/1/25  (5) 8,955 8,742
64,407
Gaming 0.0%
International Game Technology, 6.50%,
2/15/25  (5) 1,910 1,915
1,915
Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.3%
CHS, 8.00%, 12/15/27  (5) 5,725 5,052
HCA, 5.375%, 2/1/25  5,730 5,690
Medline Borrower, 3.875%, 4/1/29  (5) 6,455 5,422
16,164
Lodging 0.2%
Hilton Domestic Operating, 5.375%,
5/1/25  (5) 10,040 9,927
9,927
Manufacturing 0.2%
Sensata Technologies, 5.00%,
10/1/25  (5) 8,170 8,027
Sensata Technologies, 5.625%,
11/1/24  (5) 2,970 2,944
10,971
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29  (5) 3,603 3,454
3,454
Satellites 0.4%
Connect Finco, 6.75%, 10/1/26  (5) 9,030 8,533
Intelsat Jackson Holdings, 6.50%,
3/15/30  (5) 7,115 6,546
Maxar Technologies, 7.75%,
6/15/27  (5) 5,775 5,660
20,739
Services 0.7%
Allied Universal Holdco, 6.625%,
7/15/26  (5) 2,370 2,251
Allied Universal Holdco, 9.75%,
7/15/27  (5) 11,665 10,528
eG Global Finance, 8.50%,
10/30/25  (5) 790 747
Presidio Holdings, 8.25%, 2/1/28  (5) 4,688 4,196
Sabre GLBL, 7.375%, 9/1/25  (5) 9,220 8,770
Sabre GLBL, 9.25%, 4/15/25  (5) 5,875 5,860
Sabre GLBL, 11.25%, 12/15/27  (5) 4,945 5,038
37,390
Telephones 0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 4.145%, 3/20/26  9,405 9,112
9,112
Utilities 0.6%
NextEra Energy Operating Partners,
4.25%, 7/15/24  (5) 5,635 5,438
Vistra, VR, 7.00%  (5)(6)(10) 21,350 19,081
Vistra Operations, 5.125%, 5/13/25  (5) 7,400 7,238
31,757
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24  5,635 5,755
5,755
Total Corporate Bonds (Cost
$397,377) 371,899

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 5.8%
T. Rowe Price Government Reserve
Fund, 3.86%  (11)(12) 295,282 295,282
295,282
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.784%,
4/6/23  (13) 1,200 1,183
1,183
Total Short-Term Investments (Cost
$296,465) 296,465
Total Investments in Securities
98.8% of Net Assets
(Cost $5,203,755) $ 4,997,410
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2022, were $9,332 and were valued at $9,295 (0.2% of net assets).
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $337,244 and represents
6.7% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,719 and represents 0.0% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
(13) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.218% (SOFR) at Maturity, 12/20/22 15,750 77 — 77
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.218% (SOFR) at Maturity, 3/20/23 * 24,570 633 — 633
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.218% (SOFR) at Maturity, 6/20/23 15,750 233 — 233
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.218% (SOFR) at Maturity, 3/20/23 16,315 367 — 367
Total Bilateral Total Return Swaps — 1,310
Total Bilateral Swaps — 1,310

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 GBP 4,022 USD 4,850 $ 7
Barclays Bank 1/20/23 USD 4,543 GBP 4,023 (314)
Citibank 2/24/23 EUR 15,188 USD 15,875 34
Morgan Stanley 2/24/23 USD 20,210 EUR 19,394 (106)
State Street 1/20/23 USD 21,440 CAD 29,363 (407)
State Street 2/24/23 USD 40,998 EUR 39,376 (249)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,035)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ —# $ — $ 3,012+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government Reserve Fund, 3.86% $ 524,043  ¤   ¤ $ 295,282^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,012 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $295,282.

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,203,755) $ 4,997,410
Receivable for investment securities sold 240,324
Interest receivable 22,901
Receivable for shares sold 7,956
Foreign currency (cost $7,445) 7,468
Cash 1,730
Unrealized gain on bilateral swaps 1,310
Unrealized gain on forward currency exchange contracts 41
Other assets 26
Total assets 5,279,166
Liabilities
Payable for investment securities purchased 183,121
Payable for shares redeemed 25,981
Investment management and administrative fees payable 2,600
Unrealized loss on forward currency exchange contracts 1,076
Other liabilities 7,107
Total liabilities 219,885
NET ASSETS $ 5,059,281
Net Assets Consist of:
Total distributable earnings (loss) $ (707,153)
Paid-in capital applicable to 550,119,877 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 5,766,434
NET ASSETS $ 5,059,281
NET ASSET VALUE PER SHARE
Institutional Class
($4,456,023,910 / 484,491,533 shares outstanding) $ 9.20
F Class
($554,979,115 / 60,380,636 shares outstanding) $ 9.19
Z Class
($48,277,499 / 5,247,708 shares outstanding) $ 9.20

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
    Interest $ 193,499
Dividend 2,715
Total income 196,214
Expenses
Investment management and administrative expense 16,223
Administrative fee payment program fees - F Class 433
Miscellaneous 546
Waived / paid by Price Associates (450)
Net expenses 16,752
Net investment income 179,462
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (156,136)
Swaps (3,058)
Forward currency exchange contracts 5,462
Foreign currency transactions 218
Net realized loss (153,514)
Change in net unrealized gain / loss
Securities 35,774
Swaps 4,200
Forward currency exchange contracts 919
Other assets and liabilities denominated in foreign currencies (244)
Change in net unrealized gain / loss 40,649
Net realized and unrealized gain / loss (112,865)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 66,597

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 179,462 $ 246,293
Net realized loss (153,514) (11,540)
Change in net unrealized gain / loss 40,649 (311,087)
Increase (decrease) in net assets from operations 66,597 (76,334)
Distributions to shareholders
Net earnings
Institutional Class (151,782) (197,523)
F Class (19,956) (23,398)
Z Class (5,204) (25,493)
Decrease in net assets from distributions (176,942) (246,414)
Capital share transactions
*
Shares sold
Institutional Class 619,802 4,097,536
F Class 95,811 575,567
Distributions reinvested
Institutional Class 110,261 150,692
F Class 19,857 21,368
Z Class 5,203 25,475
Shares redeemed
Institutional Class (2,168,939) (1,493,926)
F Class (288,326) (447,635)
Z Class (247,398) (348,089)
Increase (decrease) in net assets from capital share transactions (1,853,729) 2,580,988
Net Assets
Increase (decrease) during period (1,964,074) 2,258,240
Beginning of period 7,023,355 4,765,115
End of period $ 5,059,281 $ 7,023,355
*Share information (000s)
Shares sold
Institutional Class 67,112 422,088
F Class 10,358 59,312
Distributions reinvested
Institutional Class 12,005 15,581
F Class 2,163 2,213
Z Class 567 2,627
Shares redeemed
Institutional Class (235,714) (155,271)
F Class (31,252) (46,147)
Z Class (26,828) (36,410)
Increase (decrease) in shares outstanding (201,589) 263,993

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Floating Rate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has three classes of shares: the
Institutional Floating Rate Fund (Institutional Class), the Institutional Floating Rate Fund–F Class (F Class) and the Institutional
Floating Rate Fund–Z Class (Z Class). F Class shares are available only through financial advisors and certain third-party intermediaries that have entered into an administrative fee agreement with T. Rowe Price Services, Inc. The F Class participates in a Board-approved administrative fee payment program pursuant to which the fund compensates certain financial intermediaries for various shareholder and administrative services they provide to underlying investors. The Z Class is only available to funds advised by T. Rowe Price
Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The F Class pays certain shareholder and administrative expenses at a rate of up to
0.15% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore,

T. ROWE PRICE Institutional Floating Rate Fund

is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2022, totaled $(1,823,000) for the six months ended November 30, 2022. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 4,100,142 $ 219,012 $ 4,319,154
Convertible Preferred Stocks — 9,892 — 9,892
Corporate Bonds — 371,899 — 371,899
Short-Term Investments 295,282 1,183 — 296,465
Total Securities 295,282 4,483,116 219,012 4,997,410
Swaps — 1,310 — 1,310
Forward Currency Exchange Contracts — 41 — 41
Total $ 295,282 $ 4,484,467 $ 219,012 $ 4,998,761
Liabilities
Forward Currency Exchange Contracts $ — $ 1,076 $ — $ 1,076
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
11/30/22
Investment in Securities
Bank Loans $ 288,785 $ (6,549) $ 58,503 $ (120,644) $ 105,575 $ (106,658) $ 219,012

T. ROWE PRICE Institutional Floating Rate Fund

The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of November 30, 2022.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives
Forwards
$ 41
Credit derivatives
Bilateral Swaps
1,310
Total $ 1,351
Liabilities
Foreign exchange derivatives
Forwards
$ 1,076
Total $ 1,076

T. ROWE PRICE Institutional Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, and/
or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.  This ability is subject to the liquidity of underlying positions. As of November 30, 2022, securities valued at $587,000 had been posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,929,000  cash.
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 5,462 $ — $ 5,462
Credit derivatives — (3,058) (3,058)
Total $ 5,462 $ (3,058) $ 2,404
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 919 $ — $ 919
Credit derivatives — 4,200 4,200
Total $ 919 $ 4,200 $ 5,119

T. ROWE PRICE Institutional Floating Rate Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1%
and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders.
Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none)
and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $833,201,000 and $2,586,095,000, respectively, for the six months ended November 30, 2022.

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $351,702,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $5,211,959,000. Net unrealized loss aggregated $213,434,000 at period-end, of which $13,714,000 related to appreciated investments and $227,148,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the
Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30,
2022 as indicated in the table below. At November 30, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At
November 30, 2022, approximately 20% of the Institutional Class’s and 100% of the Z Class’s outstanding shares were held by Price
Funds and accounts.
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(450)

T. ROWE PRICE Institutional Floating Rate Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price
Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of
$1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight
Bank Funding Rate plus an applicable margin. At November 30, 2022, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Floating Rate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Floating Rate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202301-2568396 E170-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023